Fair Value Measurements (Effect of Fair Value Measured Assets and Liabilities on Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	$ 4,422	$ (2,994)	$ (4,494)	$ (2,178)	$ (2,802)
Unrealized gain (loss) on marketable securities	(1,477)	808	1,896	(1,013)	(4,649)
Derivative expense related to credit default swaps	268	266	1,077	1,045	1,036
Fair Value Measurements Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	4,422	(2,994)	(4,494)	(2,178)	(2,802)
Unrealized gain (loss) on marketable securities	(1,477)	808	1,896	(1,013)	(4,649)
Realized gain (loss) on marketable securities	2,104	(4)	84	89	971
Net	4,824	(2,353)	(3,314)	(3,102)	(11,188)
Fair Value Measurements Recurring | Interest rate derivatives - floors
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	602	(33)	362	(488)	(2,435)
Realized gain (loss) on interest rate floors	(225)	(163)	(800)	0	(543)
Fair Value Measurements Recurring | Interest rate derivatives - caps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	(52)	(642)	(1,666)	(2,678)	(758)
Fair Value Measurements Recurring | Credit default swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	3,872	(2,319)	(3,190)	988	(36)
Realized gain (loss) on interest rate floors			0	0	(4,165)
Fair Value Measurements Recurring | Derivative Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, liabilities	4,824	(2,353)	(3,314)	(3,102)	(11,188)
Fair Value Measurements Recurring | Derivative Liabilities | Credit default swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, liabilities	1,442	(786)	(1,092)	285	0
Fair Value Measurements Recurring | Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	2,755	(2,371)
Fair Value Measurements Recurring | Derivative Assets | Interest rate derivatives - floors
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	377	(196)	(438)	(488)	(2,435)
Fair Value Measurements Recurring | Derivative Assets | Interest rate derivatives - caps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	(52)	(642)	(1,666)	(2,678)	(758)
Fair Value Measurements Recurring | Derivative Assets | Credit default swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	2,430	(1,533)	(2,098)	703	(4,201)
Fair Value Measurements Recurring | Non Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	3,382	(1,567)	(2,222)	(3,387)	(11,188)
Fair Value Measurements Recurring | Non Derivative Assets | Equity
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	$ 627	$ 804	$ 1,980	$ (924)	$ (3,678)